Financial instruments-Risk management and fair value - Summary of Financial Liabilities According to Maturity Date (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	$ 1,929,879	$ 1,850,340
Up to one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	520,260	441,499
Between 1 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	975,430	1,116,099
More than 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	635,024	490,380
Loans and borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,462,691	1,444,303
Loans and borrowings | Up to one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	256,216	167,759
Loans and borrowings | Between 1 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	780,090	920,846
Loans and borrowings | More than 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	588,019	449,862
Lease liability
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	283,657	238,373
Lease liability | Up to one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	80,513	106,076
Lease liability | Between 1 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	195,340	195,253
Lease liability | More than 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	47,005	40,518
Account payable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	182,303	166,660
Account payable | Up to one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	182,303	166,660
Account payable | Between 1 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	0	0
Account payable | More than 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	0	0
Account payable to related parties
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,228	1,004
Account payable to related parties | Up to one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,228	1,004
Account payable to related parties | Between 1 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	0	0
Account payable to related parties | More than 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	0	0
Contractual cash flow
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	2,130,714	2,047,978
Contractual cash flow | Loans and borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,624,325	1,538,467
Contractual cash flow | Lease liability
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	322,858	341,847
Contractual cash flow | Account payable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	182,303	166,660
Contractual cash flow | Account payable to related parties
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	$ 1,228	$ 1,004